Subsequent Events - Additional Information (Detail) $ in Thousands									4 Months Ended		12 Months Ended
	May 11, 2021 USD ($) Exchange_Rate $ / bbl	May 11, 2021 MXN ($) $ / bbl	Apr. 22, 2021 MXN ($)	Apr. 13, 2021 MXN ($)	Mar. 23, 2021 MXN ($)	Feb. 19, 2021 MXN ($)	Jan. 22, 2021 USD ($)	Dec. 02, 2020	May 11, 2021 USD ($) Exchange_Rate	Apr. 30, 2021 MXN ($)	Dec. 31, 2020 USD ($) $ / bbl	Dec. 31, 2020 MXN ($) $ / bbl	May 11, 2021 MXN ($) Exchange_Rate	May 01, 2021 USD ($)	Jan. 22, 2021 MXN ($)	Jan. 01, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Nov. 25, 2019 USD ($)	Nov. 25, 2019 MXN ($)	Dec. 28, 2018 USD ($)	Dec. 28, 2018 MXN ($)
Disclosure of non-adjusting events after reporting period [line items]
Exchange rates	19.9223								19.9223		19.9487		19.9223				19.9487
Appreciation of the value of the peso in U.S. dollars terms	0.13%	0.13%
Principal amount of credit line																	$ 2,215,049,262,000	$ 1,947,986,835,000
Borrowings																	$ 2,232,694,117,000	$ 2,035,079,540,000	$ 1,851,000	$ 34,875,000,000	$ 5,640,000	$ 112,000,000,000
Litigation settlement claim												$ 2,863,050,000
LIBOR [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate							1.38%								1.38%
U.S [member]
Disclosure of non-adjusting events after reporting period [line items]
Exchange rates											19.9487						19.9487	18.8452
Foreign currency exchange rate loss		$ 2,602,088
Subsequent event [member]
Disclosure of non-adjusting events after reporting period [line items]
Principal amount of credit line							$ 152,237
Maturity							2031
Borrowings											$ 1,000,000					$ 42,100,000,000	$ 22,000,000,000
Percent Of Decrease In Domestic Sales Of Refined Products									13.70%
Subsequent event [member] | Promissory Note [Member] | Promissory Notes Program [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate							2.48%				2.40%				2.48%		2.40%
Debt instruments issued															$ 4,000,000,000		$ 2,500,000,000
Maturity							2021
Subsequent event [member] | Petroleos Mexicanos [member] | Merge of Pemex Fertilizers [Member]
Disclosure of non-adjusting events after reporting period [line items]
Description About Merger of Subsidiaries								On December 2, 2020, the Board of Directors of Petróleos Mexicanos approved the merger of Pemex Industrial Transformation and Pemex Fertilizers. Effective as of January 1, 2021 Pemex Industrial Transformation will remain as merging company and Pemex Fertilizers became extinct as a merged company.
Merger Effective Date								0 days
Tax Benefit from Mexican Governmet [Member]
Disclosure of non-adjusting events after reporting period [line items]
Tax benefit on duty paid						$ 73,280,000,000
Financing from Revolving Credit Lines [Member]
Disclosure of non-adjusting events after reporting period [line items]
Obtain of revolving credit lines	$ 5,500,000	$ 37,000,000,000
Outstanding of revolving credit lines	$ 70,000								$ 70,000				$ 24,500,000,000
Financing from Revolving Credit Lines [Member] | PMI TRD DAC revolving credit lines [member]
Disclosure of non-adjusting events after reporting period [line items]
Repayments of revolving credit lines											$ 19,367,412
Proceeds from revolving credit lines											19,259,325
Borrowings											$ 2,387,065			$ 2,278,978
Crude Oil Price Movement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Average prices of crude oil exports | $ / bbl	62.43	62.43									47.16	47.16
Percetnage of increase in crude oil price	32.00%	32.00%
Non Adjusting Event Reporting Period [Member] | Promissory Note [Member] | Promissory Notes Program [Member]
Disclosure of non-adjusting events after reporting period [line items]
Debt instruments issued			$ 4,000,000,000	$ 1,500,000,000	$ 2,000,000,000
Maturity			2021	2021	2021
Interest rate basis description			TIIE plus 248 basis points	TIIE plus 215 basis points	TIIE plus 238 basis points
Revenue From Mexican Government Bonds [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest income										$ 2,311,338,000
Revenue From Mexican Government Bonds [Member] | Petrleos Mexicanos [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from government bonds										$ 2,492,147,000